Summarized Selected Financial Information for Divested Business (Detail) - FingerRockz $ in Thousands	1 Months Ended
Sep. 30, 2015 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
The fair value of consideration received and receivable, net of any transaction costs	$ 0
The carrying amount (credit balance) of FingerRockz at the date of deconsolidation	(37)
Gain on deconsolidation of FingerRockz	$ 37